Accrued Interest Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Interest Receivable [Abstract]
Summary of accrued interest receivable

(Dollars in thousands)	2012	2011
Securities available for sale	$332	553
Loans receivable	1,686	1,896

	$2,018	2,449